Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,272.4)	$ (613.9)	$ (148.7)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	357.4	268.3	246.9
Stock-based compensation	46.2	30.2	31.7
Deferred tax (benefit) expense	50.0	(24.2)	(10.5)
Deferred revenue	(164.9)	(60.4)	(73.8)
Loss on convertible notes derivatives, net	499.4	0	0
Gain on previously held equity investment	(145.7)	0	0
(Gain) loss on early extinguishment of debt	(9.6)	75.1	0
Long-lived asset impairment charges	134.6	48.3	20.0
Investment impairments	1.0	3.8	3.6
Change in contingent consideration for acquisitions	(2.9)	5.6	13.3
Other non-cash	(11.7)	(3.1)	12.9
Changes in operating assets and liabilities:
Accounts receivable	(12.3)	(103.9)	(19.6)
Inventories	15.2	(0.9)	94.8
Solar energy systems held for sale and development	(195.7)	(405.7)	(72.4)
Prepaid expenses and other current assets	(181.8)	(244.5)	30.8
Accounts payable	(117.5)	246.6	(266.4)
Deferred revenue for solar energy systems	224.7	23.4	121.5
Customer and other deposits	(41.1)	(50.9)	(33.9)
Accrued liabilities	81.4	51.9	(93.8)
Other long-term liabilities	28.6	(36.9)	(148.3)
Other	47.1	36.0	7.4
Net cash used in operating activities	(770.0)	(706.8)	(263.5)
Cash flows from investing activities:
Capital expenditures	(229.6)	(133.1)	(139.0)
Construction of solar energy systems	(1,511.0)	(465.3)	(346.9)
Deposits on wind turbine equipment	(158.9)	0	0
Proceeds from sale and maturities of investments	0	15.1	0
Net proceeds from equity method investments	(58.5)	(67.0)	(47.8)
Net proceeds from equity method investments	12.5	68.4	5.8
Change in restricted cash	(60.2)	(37.2)	15.7
Change in cash committed for construction projects	86.2	(240.5)	(27.8)
Cash paid for acquisitions, net of cash acquired	(719.0)	(7.3)	0
Receipts from vendors for deposits and loans	0	1.1	8.6
Other	(1.3)	4.9	0.1
Net cash used in investing activities	(2,639.8)	(860.9)	(531.3)
Cash flows from financing activities:
Proceeds from short-term and long-term debt	765.6	1,200.0	196.0
Proceeds from SSL term loans	210.0	0	0
Proceeds from TerraForm Power and Solar Energy system financing and capital lease obligations	2,975.5	1,305.9	904.2
Principal payments on long-term debt	(11.6)	(752.3)	(3.6)
Repayments of TerraForm Power and Solar Energy system financing and capital lease obligations	(1,241.8)	(147.7)	(246.2)
Payments on early extinguishment of debt	0	(52.4)	0
Payments for note hedge	(173.8)	(341.3)	0
Proceeds from warrant transactions	123.6	270.5	0
Net repayments of customer deposits related to long-term supply agreements	(12.0)	(75.7)	(24.4)
Common stock issued (repurchased)	15.3	239.6	(0.5)
Proceeds from (contributions to) noncontrolling interests	214.8	39.9	50.8
Cash paid for contingent consideration for acquisitions	(3.8)	(3.7)	(69.2)
Debt financing fees	(152.1)	(87.4)	(42.3)
Dividends paid by TerraForm Power	(8.3)	0	0
Other	(13.9)	(0.5)	0
Net cash provided by financing activities	3,801.7	1,594.9	764.8
Effect of exchange rate changes on cash and cash equivalents	(21.7)	(7.5)	(2.0)
Net increase (decrease) in cash and cash equivalents	370.2	19.7	(32.0)
Cash and cash equivalents at beginning of period	573.5	553.8	585.8
Cash and cash equivalents at end of period	943.7	573.5	553.8
Interest payments (including debt issuance costs), net of amounts capitalized	364.2	255.2	170.9
Income taxes paid (refunded), net	49.6	39.9	40.9
Accounts payable incurred (relieved) for acquisition of fixed assets, including solar energy systems	323.2	123.9	49.7
Net debt transferred to and assumed by buyer upon sale of solar energy systems	508.7	66.8	403.1
Terraform [Member]
Cash flows from financing activities:
Proceeds from SSL IPO and private placement transactions	928.9	0	0
SunEdison Semiconductor Ltd. [Member]
Cash flows from financing activities:
Proceeds from SSL IPO and private placement transactions	$ 185.3	$ 0	$ 0